Provisions - Litigation with likelihood of loss considered possible (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Litigation with likelihood of loss considered possible
Amount under litigation considered as a possible loss	$ 330,602	$ 308,088
Tax
Litigation with likelihood of loss considered possible
Amount under litigation considered as a possible loss	125,438	94,076
Labor
Litigation with likelihood of loss considered possible
Amount under litigation considered as a possible loss	46,402	55,278
Civil
Litigation with likelihood of loss considered possible
Amount under litigation considered as a possible loss	24,911	28,185
Environmental
Litigation with likelihood of loss considered possible
Amount under litigation considered as a possible loss	$ 133,851	$ 130,549